Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Mar. 31, 2018
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	1 year
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	4 years
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	4 years